FINANCIAL INSTRUMENTS (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Forward contract [member]
Disclosure Of Financials Instruments [Line items]
Net derivative financial liabilities	$ (14)	$ (2)
COLOMBIA | Exchange Rate One [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	USDCOP	USDCOP
Name of the institution	Corpbanca Colombia	Corpbanca Colombia
Value of hedging instrument	$ 2,100,000	$ 1,500,000
Starting date of Hedging instrument	Nov. 07, 2019	Oct. 31, 2018
Maturity date of hedging instrument	Jan. 14, 2020	Jan. 09, 2019
Net derivative financial liabilities	$ (8)	$ (2)
COLOMBIA | Exchange Rate Two [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	USDCOP	USDCOP
Name of the institution	Corpbanca Colombia	Corpbanca Colombia
Value of hedging instrument	$ 1,700,000	$ 1,700,000
Starting date of Hedging instrument	Nov. 25, 2019	Nov. 26, 2018
Maturity date of hedging instrument	Feb. 11, 2020	Feb. 12, 2019
Net derivative financial liabilities	$ (6)	$ 0
COLOMBIA | Exchange Rate Three [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation		USDCOP
Name of the institution		Corpbanca Colombia
Value of hedging instrument		$ 1,600,000
Starting date of Hedging instrument		Dec. 20, 2018
Maturity date of hedging instrument		Mar. 12, 2019
Net derivative financial liabilities		$ 0